As filed with the Securities and Exchange Commission on May 19, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Adam Waldstein
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant's telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – March 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

Table of Contents

Manager's Report to Shareholders	1
CornerCap Balanced Fund	4
CornerCap Small-Cap Value Fund	6
CornerCap Large/Mid-Cap Value Fund	8

Fund Expenses	10

Schedule of Investments
CornerCap Balanced Fund	12
CornerCap Small-Cap Value Fund	19
CornerCap Large/Mid-Cap Value Fund	27

Statements of Assets and Liabilities	31
Statements of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights
CornerCap Balanced Fund	34
CornerCap Small-Cap Value Fund	35
CornerCap Large/Mid-Cap Value Fund	37
Notes to Financial Statements	38
Report of Independent Registered Public Accounting Firm	46
Additional Information	47

Manager's Report to Shareholders (Unaudited)

March 31, 2016
Dear Shareholders,

Risk:  When we work with private clients, our first priority has always been to analyze, discuss and mutually agree on the appropriate level of risk for each unique situation.  All investors want to make money, and making money requires taking risks and making the right calls.  But if someone is materially off with the risk, whether too high or too low, investments can be expected to suffer.

Within our mutual fund company, we have three pure no-load mutual funds structured at different levels of expected risk.  Our highest risk fund is our small cap value fund (CSCVX).  The higher risk/return expectation for this investor class fund has been realized with slightly higher volatility and a 9.15% per year return over the 20 years ended 3/31/2016.  We recently set up an institutional share class (CSCJX) for this fund that is restricted to clients setting up an account with $1 million of more.

Our other two investor class funds reflect lower risk (volatility) and lower expected returns over time.  Our large/mid cap value fund (CMCRX) and balanced fund (CBLFX) have returned 5.24% and 5.29% per year, respectively, over the 15 years ended 3/31/2016.  While the large/mid cap value fund holds primarily equities, the balanced fund seeks to preserve capital in the near term by holding approximately 40% in lower risk fixed income securities.  In recent years, the equity portfolios of these two funds have essentially been the same.  While the 15 year returns for these two funds are similar because the large/mid cap fund was a "micro-cap" fund prior to 2004, the Table of Return below reflects the higher risk/return profile of the large/mid cap fund during recent periods.

Performance:  For the year ended March 31, 2016, returns have been generally volatile.  "Comfort" stocks were the highest performers – low beta, mega-capitalization and higher yielding stocks.  The investment climate was ideal for the cap-weighted index funds and for the less volatile and higher yielding stock sectors.  Our two funds holding large/mid cap equities were very much out of favor the last 12-months.  Our absolute and relative-to-benchmark performance over the last decade are detailed in the Table of Returns below.

Annual Report March 31, 2016	1

Manager's Report to Shareholders (Unaudited)

March 31, 2016
Table of Returns:

The performance data quoted represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted.  To obtain performance as of the most recent month end, please call (888) 813-8637.  The investment return and principal value of your investment will fluctuate, so investors' shares, when redeemed, may be worth more or less than their original cost.  The gross expense ratios for the funds are as follows: 1.30% for CSCVX and CMCRX, and 1.24% for CBLFX.

The Funds charge a 1.00% redemption fee for shares redeemed within 60 days of purchase.

**The Adviser has contractually agreed to waive fees and reimburse the Balanced Fund and the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to January 1, 2017 without the Board of Trustees' approval.

Performance Attribution:  Every week for over 25 years, our Fundametrics® equity research tool has been measuring real time returns for thousands of stocks using numerous value, growth and other factors.  We believe that we know what has worked, and what has not worked, and that we can generally ascertain why … in hindsight.  We believe that we are unique in our accumulation of this vast resource of analytical information.  While knowing history is nice and helpful, making reasonable predictions for the future is what matters.  We understand that, and we work toward our statement-of-excellence goal every day.  The recent market cycle has been interesting and unusual.  But, truthfully, there is something unusual and material happening in the market every year.  For the recent market cycle, it is our belief that:
•	Investors' continuing preference for "comfort" stocks is a legacy from the 2008 financial crisis. That was a mighty fall and fear continues to linger.
•	Volatility, investment returns and market multiples are in-line with long term statistical data and market valuations. The recent "blips" happen more often than investors realize.
•	Reasonable returns over time require taking risks. Investors' seeking yield and safety has resulted in risk being priced at a discount.
2	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)

March 31, 2016

o	Safety is currently Expensive – Low beta, low price-to-book and high-yielding stocks (e.g. utilities) are trading at high price/earnings multiples and we believe will offer modest future earnings.
o	Risk is currently Cheap – More volatile and higher earning stocks have been beaten down in price and offer a substantially higher risk/return opportunity going forward, in our opinion.
•
The market media will always deliver what investors want to hear – bullish or bearish.  Last year the preference was fear: China, oil, Federal Reserve, the US dollar, international and emerging markets, terrorist risks, etc.  Good times and greed will return and, like bad times and fear, will be pushed by the marketing media.  Be a reluctant buyer.

Lowering Expense Ratios:  Since the inception of the CornerCap Group of Funds in 1993, the investment advisor, CornerCap Investment Counsel, has contractually agreed to waive fees and reimburse each fund so as to limit each fund's operating expenses to fix a specific, lower expense ratio.  In the most recent year, this expense limitation resulted in fund net expense ratios of 1.10% for the balanced fund, 1.20% for the large/mid-cap fund, and 1.30% for the small cap fund.  Beginning on April 1, 2016, additional contractual waivers and reimbursements will be made to the fund company so that the projected net expense ratios for the balanced fund and large/mid-cap fund will be reduced to 1.00% and 1.00%, respectively.1

Every consistent investment process will experience cycles in the marketplace.  The market worked against us in 2015 and late 2014.  We appreciate your patience as we work through the recent trough and to valuations more consistent with our longer term results.
CornerCap Investment Counsel March 31, 2016

The views in this letter reflect the opinions of CornerCap Group of Funds as of March 31, 2016 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter.  These views are intended to help shareholders in understanding the fund's investment methodology and do not constitute investment advice. Past performance does not guarantee future results.

Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate.  Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors.  The balanced fund is subject to the same risks as the underlying bonds in its portfolio, such as credit, prepayment, call and interest rate risk.  As interest rates rise the value of bond prices will decline. If a Fund invests in ETFs (Exchange-Traded Funds), it will be subject to the same risks as the underlying securities in which the ETF invests as well as entails higher expenses than if invested into the underlying ETF directly.

Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole.  Price-to-Earnings Ratio ("P/E Ratio") — Current share price of a stock divided by its earnings per share.  The price-to-book ratio (P/B Ratio) is a ratio used to compare a stock's market value to its book value.

Foreside Fund Services, LLC, distributor.

1 The contractual agreement cannot be terminated prior to January 1, 2017, without the Board of Trustees' approval.

Annual Report March 31, 2016	3

Manager's Report to Shareholders (Unaudited)

March 31, 2016

4	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)

March 31, 2016

Annual Report March 31, 2016	5

Manager's Report to Shareholders (Unaudited)

March 31, 2016

6	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)

March 31, 2016

Annual Report March 31, 2016	7

Manager's Report to Shareholders (Unaudited)

March 31, 2016

8	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)

March 31, 2016

Annual Report March 31, 2016	9

Fund Expenses (Unaudited)

March 31, 2016
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015, through March 31, 2016.
Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	October 1, 2015	March 31, 2016	Period(a)
CornerCap Balanced
Actual	$1,000.00	$1,043.19	$5.62
Hypothetical (5% return before taxes)	$1,000.00	$1,019.50	$5.55

CornerCap Small-Cap Value
Investor Shares
Actual	$1,000.00	$1,059.03	$6.69
Hypothetical (5% return before taxes)	$1,000.00	$1,018.50	$6.56
Institutional Shares
Actual	$1,000.00	$999.29	$2.54
Hypothetical (5% return before taxes)	$1,000.00	$1,020.00	$5.05

CornerCap Large/Mid-Cap Value
Actual	$1,000.00	$1,057.87	$6.17
Hypothetical (5% return before taxes)	$1,000.00	$1,019.00	$6.06

10	www.cornercapfunds.com

Fund Expenses (Unaudited)

March 31, 2016
(a) These calculations are based on the expenses incurred in the most recent fiscal half-year. The period's annualized six-month expense ratio is 1.10% for Balanced Fund; 1.30% for Small-Cap Value Fund - Investor Shares; 1.00% for Small-Cap Value Fund – Institutional Shares and 1.20% for Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 366 (except that the average account values reflected in the Small-Cap Value Fund's Institutional Shares actual return information are for the 94-day period between December 29, 2015, the commencement date of operations of the share class, through March 31, 2016).
The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fees or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.

Annual Report March 31, 2016	11

Schedule of Investments
CornerCap Balanced Fund	March 31, 2016
	Shares	Fair Value
COMMON STOCK (60.3%)
Auto Manufacturers (1.9%)
Ford Motor Co.	12,160	$164,160
General Motors Co.	5,355	168,308
PACCAR, Inc.	2,945	161,062
		493,530
Auto Parts & Equipment (0.7%)
Johnson Controls, Inc.	4,475	174,391

Banks (7.2%)
Bank of America Corp.	12,435	168,121
BB&T Corp.	4,130	137,405
Capital One Financial Corp.	2,580	178,820
Citigroup, Inc.	3,855	160,946
Fifth Third Bancorp	9,350	156,052
JPMorgan Chase & Co.	2,715	160,782
KeyCorp	12,770	140,981
Regions Financial Corp.	18,340	143,969
State Street Corp.	2,630	153,908
SunTrust Banks, Inc.	4,315	155,685
The Goldman Sachs Group, Inc.	1,000	156,980
Wells Fargo & Co.	2,900	140,244
		1,853,893
Biotechnology (1.9%)
Amgen, Inc.	1,010	151,429
Biogen, Inc.(a)	610	158,795
Gilead Sciences, Inc.	1,830	168,104
		478,328
Building Materials (0.7%)
DR Horton, Inc.	6,165	186,368

Chemicals (2.4%)
Celanese Corp., Class A	1,255	82,203
Eastman Chemical Co.	2,660	192,132
LyondellBasell Industries NV, Class A	1,930	165,169
The Dow Chemical Co.	3,325	169,109
		608,613
Computers (3.4%)
Apple, Inc.	1,630	177,654
Cognizant Technology Solutions Corp., Class A(a)	2,690	168,663
International Business Machines Corp.	1,165	176,439
NetApp, Inc.	5,960	162,648
Xerox Corp.	16,635	185,647
		871,051

The accompanying notes to financial statements are an intergral part of these financial statements.
12	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	March 31, 2016

	Shares	Fair Value
Diversified Financial Services (4.6%)
Alliance Data Systems Corp.(a)	750	$165,000
Ally Financial, Inc.(a)	9,165	171,569
American Express Co.	2,800	171,920
Ameriprise Financial, Inc.	1,815	170,628
Discover Financial Services	3,280	167,018
Morgan Stanley	6,195	154,937
The Western Union Co.	8,740	168,594
		1,169,666
Electric (1.3%)
Exelon Corp.	4,735	169,797
FirstEnergy Corp.	4,370	157,189
		326,986
Engineering & Construction (0.7%)
Fluor Corp.	3,430	184,191

Food (0.7%)
ConAgra Foods, Inc.	3,915	174,687

Forest Products & Paper (0.6%)
International Paper Co.	3,985	163,544

Hand & Machine Tools (0.7%)
Stanley Black & Decker, Inc.	1,620	170,440

Healthcare Services (2.3%)
HCA Holdings, Inc.(a)	2,440	190,442
Laboratory Corp. of America Holdings(a)	680	79,648
Quest Diagnostics, Inc.	2,230	159,334
Universal Health Services, Inc., Class B	1,345	167,748
		597,172
Home Furnishings (0.7%)
Whirlpool Corp.	950	171,323

Insurance (5.1%)
Aetna, Inc.	1,390	156,167
Aflac, Inc.	2,730	172,372
Chubb, Ltd.	1,450	172,768
Lincoln National Corp.	4,135	162,092
MetLife, Inc.	3,460	152,032
Principal Financial Group, Inc.	4,310	170,030
Prudential Financial, Inc.	2,105	152,023

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	13

Schedule of Investments
CornerCap Balanced Fund	March 31, 2016

Insurance (5.1%)(continued)
The Travelers Cos., Inc.	1,475	$172,147
		1,309,631
Leisure Time (1.4%)
Carnival Corp.	3,330	175,724
Harley-Davidson, Inc.	3,400	174,522
		350,246
Lodging (0.7%)
Wyndham Worldwide Corp.	2,460	188,018

Media (1.3%)
Comcast Corp., Class A	2,755	168,276
Viacom, Inc., Class B	3,840	158,515
		326,791
Miscellaneous Manufacturing (1.7%)
Eaton Corp. PLC	2,880	180,173
Pentair PLC	1,560	84,646
Textron, Inc.	4,690	170,997
		435,816
Oil & Gas (3.9%)
Chevron Corp.	1,760	167,904
Exxon Mobil Corp.	2,045	170,942
Marathon Petroleum Corp.	4,695	174,560
Occidental Petroleum Corp.	2,385	163,206
Tesoro Corp.	1,910	164,279
Valero Energy Corp.	2,425	155,539
		996,430
Packaging & Containers (0.7%)
Sealed Air Corp.	3,690	177,157

Pharmaceuticals (3.0%)
AbbVie, Inc.	2,820	161,078
Cardinal Health, Inc.	2,085	170,866
Express Scripts Holding Co.(a)	2,185	150,088
McKesson Corp.	935	147,029
Teva Pharmaceutical Industries, Ltd., ADR	2,460	131,634
		760,695
Retail (2.5%)
Bed Bath & Beyond, Inc.(a)	3,270	162,323
Michael Kors Holdings, Ltd.(a)	2,760	157,209
The Gap, Inc.	5,290	155,526

The accompanying notes to financial statements are an intergral part of these financial statements.
14	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	March 31, 2016

	Shares	Fair Value
Retail (2.5%)(continued)
Wal-Mart Stores, Inc.	2,510	$171,910
		646,968
Semiconductors (1.4%)
Intel Corp.	5,165	167,088
Lam Research Corp.	2,375	196,175
		363,263
Software (1.4%)
Citrix Systems, Inc.(a)	2,230	175,233
VMware, Inc., Class A(a)	3,280	171,577
		346,810
Telecommunications (5.3%)
AT&T, Inc.	4,400	172,348
CenturyLink, Inc.	6,150	196,554
Cisco Systems, Inc.	6,610	188,187
Discovery Communications, Inc., Class A(a)	5,800	166,054
Juniper Networks, Inc.	6,190	157,907
L-3 Communications Holdings, Inc.	1,315	155,827
The Walt Disney Co.	1,575	156,413
Verizon Communications, Inc.	3,070	166,026
		1,359,316
Transportation (2.1%)
Cummins, Inc.	1,530	168,208
FedEx Corp.	1,205	196,078
United Rentals, Inc.(a)	3,005	186,881
		551,167
TOTAL COMMON STOCK (COST $15,514,576)		15,436,491

EXCHANGE TRADED FUNDS (3.9%)
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	20,135	519,885
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	19,030	485,075

TOTAL EXCHANGE TRADED FUNDS (COST $1,007,056)		1,004,960

	Principal Amount	Fair Value
GOVERNMENT BOND (2.1%)
U.S. Treasury Inflation Indexed Bond, 0.125%, 01/15/2022	$ 522,965	531,266

TOTAL GOVERNMENT BOND (COST $516,575)		531,266

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	15

Schedule of Investments
CornerCap Balanced Fund	March 31, 2016

	Principal Amount	Fair Value
CORPORATE BONDS (26.2%)
Auto Manufacturers (1.4%)
Ford Motor Co., 9.215%, 09/15/2021	$ 275,000	$348,224

Banks (3.6%)
Bank of America Corp., MTN, 4.750%, 08/15/2020	250,000	269,805
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	346,287
The Goldman Sachs Group, Inc., MTN, 4.000%, 03/18/2029(b)	300,000	298,707
		914,799
Chemicals (1.1%)
CF Industries, Inc., 7.125%, 05/01/2020	250,000	284,685

Cosmetics & Personal Care (0.6%)
The Estee Lauder Cos., Inc., 5.550%, 05/15/2017	150,000	156,268

Diversified Financial Services (2.4%)
Fiserv, Inc., 4.750%, 06/15/2021	300,000	325,411
Weyerhaeuser Co., 7.125%, 07/15/2023	250,000	297,489
		622,900
Electronics (2.3%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	299,428
Tech Data Corp., 3.750%, 09/21/2017	300,000	303,950
		603,378
Entertainment (1.1%)
International Game Technology, 7.500%, 06/15/2019	250,000	271,875

Healthcare Services (2.3%)
Health Net, Inc., 6.375%, 06/01/2017	300,000	313,875
Humana, Inc., 6.300%, 08/01/2018	250,000	275,013
		588,888
Home Furnishings (0.6%)
Whirlpool Corp., 6.500%, 06/15/2016	150,000	151,436

Insurance (1.6%)
The Travelers Cos., Inc., 5.900%, 06/02/2019	150,000	169,373
WR Berkley Corp., 5.375%, 09/15/2020	230,000	253,599
		422,972
Oil & Gas (1.1%)
Chesapeake Energy Corp., 6.625%, 08/15/2020	285,000	111,150
Statoil ASA, 6.700%, 01/15/2018	150,000	162,631
		273,781

The accompanying notes to financial statements are an intergral part of these financial statements.
16	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	March 31, 2016

	Principal Amount	Fair Value
Pharmaceuticals (1.3%)
Cardinal Health, Inc., 3.200%, 03/15/2023	$ 320,000	$328,300

Retail (4.5%)
Dillard's, Inc., 6.625%, 01/15/2018	275,000	291,781
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	454,300
Oshkosh Corp., 5.375%, 03/01/2022	100,000	101,750
Walgreen Co., 3.100%, 09/15/2022	305,000	307,991
		1,155,822
Telecommunications (1.1%)
AT&T, Inc., 5.000%, 03/01/2021	255,000	284,513

Transportation (1.2%)
American Airlines Group, Inc., 6.125%, 06/01/2018	300,000	312,750

TOTAL CORPORATE BONDS (COST $6,815,405)		6,720,591

MUNICIPAL BONDS (1.2%)
Kansas (0.6%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	154,713

Texas (0.6%)
County of Galveston TX, Build America General Obligation Bonds, Series B, 4.200%, 02/01/2017	150,000	154,158

TOTAL MUNICIPAL BONDS (COST $301,230)		308,871

	Shares	Fair Value
SHORT-TERM INVESTMENTS (6.0%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.162%	1,540,934	1,540,934

TOTAL SHORT-TERM INVESTMENTS (COST $1,540,934)		1,540,934

TOTAL INVESTMENTS (COST $25,695,776)	99.7%	$25,543,113

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.3%	71,862

NET ASSETS	100.0%	$25,614,975

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	17

Schedule of Investments
CornerCap Balanced Fund	March 31, 2016

(a)	Non-income producing security.
(b)	Represents a step bond. Rate disclosed is as of March 31, 2016.

Common Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MTN	Medium Term Note
PLC	Public Limited Company

The accompanying notes to financial statements are an intergral part of these financial statements.

Annual Report March 31, 2016	18

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2016

	Shares	Fair Value
COMMON STOCK (96.3%)
Aerospace & Defense (0.3%)
Moog, Inc., Class A(a)	7,070	$322,958

Auto Parts & Equipment (3.5%)
American Axle & Manufacturing Holdings, Inc.(a)	29,120	448,157
Cooper Tire & Rubber Co.	11,970	443,129
Cooper-Standard Holding, Inc.(a)	6,650	477,736
Dana Holding Corp.	31,425	442,778
Douglas Dynamics, Inc.	21,560	493,940
Modine Manufacturing Co.(a)	57,765	635,993
Tenneco, Inc.(a)	9,500	489,345
		3,431,078
Banks (14.7%)
BBCN Bancorp, Inc.	28,000	425,320
Cathay General Bancorp	14,945	423,392
CenterState Banks, Inc.	28,250	420,643
Chemical Financial Corp.	12,490	445,768
Community Trust Bancorp, Inc.	11,931	421,403
ConnectOne Bancorp, Inc.	22,940	375,069
Customers Bancorp, Inc.(a)	16,605	392,376
Fidelity Southern Corp.	27,800	445,912
First Busey Corp.	22,255	455,782
First Financial Bancorp	22,070	401,233
First Interstate BancSystem, Inc., Class A	14,635	411,683
First Merchants Corp.	18,180	428,503
First NBC Bank Holding Co.(a)	20,055	412,932
Great Western Bancorp, Inc.	14,730	401,687
Hanmi Financial Corp.	19,000	418,380
Heartland Financial USA, Inc.	12,470	383,951
Hilltop Holdings, Inc.(a)	24,895	470,018
Horizon Bancorp	17,295	427,532
IBERIABANK Corp.	8,785	450,407
Independent Bank Group, Inc.	15,630	428,262
Lakeland Bancorp, Inc.	42,381	430,167
LegacyTexas Financial Group, Inc.	23,240	456,666
MainSource Financial Group, Inc.	21,065	444,261
Northrim BanCorp, Inc.	17,010	406,709
Old National Bancorp	31,960	389,592
Preferred Bank/Los Angeles CA	12,890	389,923
QCR Holdings, Inc.	18,690	445,756
TCF Financial Corp.	34,670	425,054
TriCo Bancshares	17,155	434,365
TriState Capital Holdings, Inc.(a)	34,265	431,739
Univest Corp. of Pennsylvania	20,470	399,370
Walker & Dunlop, Inc.(a)	15,460	375,214

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	19

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2016

	Shares	Fair Value
Banks (14.7%)(continued)
WesBanco, Inc.	14,185	$421,436
Western Alliance Bancorp.(a)	12,870	429,601
		14,320,106
Building Materials (1.9%)
Core Molding Technologies, Inc.(a)	29,535	368,597
Global Brass & Copper Holdings, Inc.	23,775	593,186
Patrick Industries, Inc.(a)	9,455	429,162
Universal Forest Products, Inc.	5,725	491,320
		1,882,265
Chemicals (5.2%)
Cabot Corp.	8,970	433,520
Huntsman Corp.	47,380	630,154
Innophos Holdings, Inc.	14,710	454,686
KMG Chemicals, Inc.	19,195	442,829
Koppers Holdings, Inc.(a)	27,320	613,880
Kraton Performance Polymers, Inc.(a)	26,850	464,505
Minerals Technologies, Inc.	9,160	520,746
PolyOne Corp.	15,860	479,765
Rayonier Advanced Materials, Inc.	57,430	545,585
Stepan Co.	8,230	455,037
		5,040,707
Commercial Services (5.9%)
American Public Education, Inc.(a)	17,620	363,501
Capella Education Co.	9,555	502,975
Cross Country Healthcare, Inc.(a)	26,455	307,672
Grand Canyon Education, Inc.(a)	9,515	406,671
Kelly Services, Inc., Class A	23,795	454,960
Kforce, Inc.	24,550	480,689
Medifast, Inc.	13,765	415,565
Navigant Consulting, Inc.(a)	27,465	434,222
On Assignment, Inc.(a)	12,310	454,485
RPX Corp.(a)	38,250	430,695
RR Donnelley & Sons Co.	29,855	489,622
The Brink's Co.	14,135	474,795
TrueBlue, Inc.(a)	19,215	502,472
		5,718,324
Computers (2.9%)
Convergys Corp.	18,260	507,080
Insight Enterprises, Inc.(a)	17,065	488,742
Lexmark International, Inc., Class A	13,125	438,769

The accompanying notes to financial statements are an intergral part of these financial statements.

20	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2016

	Shares	Fair Value
Computers (2.9%)(continued)
NCI, Inc., Class A	29,420	$412,174
Quality Systems, Inc.	29,000	441,960
Sykes Enterprises, Inc.(a)	16,745	505,364
		2,794,089
Distribution/Wholesale (1.3%)
Bassett Furniture Industries, Inc.	7,226	230,220
Essendant, Inc.	15,310	488,848
Veritiv Corp.(a)	13,660	508,972
		1,228,040
Diversified Financial Services (3.0%)
GAIN Capital Holdings, Inc.	62,405	409,377
ICF International, Inc.(a)	12,845	441,483
Liberty Tax, Inc.	19,530	382,593
Marcus & Millichap, Inc.(a)	19,675	499,548
Marlin Business Services Corp.	19,940	285,341
PennyMac Financial Services, Inc., Class A(a)	37,840	444,998
Piper Jaffray Cos.(a)	8,905	441,332
		2,904,672
Electric (1.5%)
ALLETE, Inc.	8,700	487,809
Avista Corp.	13,175	537,277
Otter Tail Corp.	15,560	460,887
		1,485,973
Electrical Components & Equipment (0.9%)
Belden, Inc.	7,470	458,508
EnerSys	7,405	412,607
		871,115
Electronics (3.4%)
Bel Fuse, Inc., Class B	24,180	353,028
Benchmark Electronics, Inc.(a)	20,305	468,030
GSI Group, Inc.(a)	31,560	446,890
Methode Electronics, Inc.	15,590	455,852
Sanmina Corp.(a)	21,785	509,333
Stoneridge, Inc.(a)	36,070	525,179
Tech Data Corp.(a)	7,385	566,946
		3,325,258
Engineering & Construction (0.5%)
KBR, Inc.	29,425	455,499

Environmental Control (0.5%)
Tetra Tech, Inc.	15,805	471,305

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	21

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2016

	Shares	Fair Value
Food (1.9%)
Fresh Del Monte Produce, Inc.	11,470	$482,543
Ingles Markets, Inc., Class A	9,655	362,062
SpartanNash Co.	18,777	569,131
SUPERVALU, Inc.(a)	79,470	457,747
		1,871,483
Forest Products & Paper (1.9%)
Clearwater Paper Corp.(a)	10,645	516,389
Domtar Corp.	11,550	467,775
PH Glatfelter Co.	22,485	466,114
Schweitzer-Mauduit International, Inc.	13,135	413,490
		1,863,768
Hand & Machine Tools (0.5%)
Regal Beloit Corp.	7,320	461,819

Healthcare Products (0.5%)
Exactech, Inc.(a)	22,775	461,422

Healthcare Services (3.2%)
Almost Family, Inc.(a)	11,730	436,825
Charles River Laboratories International, Inc.(a)	6,235	473,486
INC Research Holdings, Inc., Class A(a)	12,474	514,054
LHC Group, Inc.(a)	10,963	389,844
LifePoint Health, Inc.(a)	6,270	434,197
Magellan Health, Inc.(a)	7,165	486,718
RadNet, Inc.(a)	74,185	358,314
		3,093,438
Home Builders (0.9%)
M/I Homes, Inc.(a)	23,610	440,327
Meritage Homes Corp.(a)	12,700	463,042
		903,369
Home Furnishings (0.5%)
La-Z-Boy, Inc.	17,800	475,972

Household Products (1.3%)
ACCO Brands Corp.(a)	50,715	455,421
CSS Industries, Inc.	15,270	426,491
Ennis, Inc.	21,480	419,934
		1,301,846
Insurance (4.9%)
Aspen Insurance Holdings, Ltd.	8,615	410,935
Blue Capital Reinsurance Holdings, Ltd.	24,090	431,693
The accompanying notes to financial statements are an intergral part of these financial statements.

22	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2016

	Shares	Fair Value
Insurance (4.9%)(continued)
Employers Holdings, Inc.	19,220	$540,851
Essent Group, Ltd.(a)	21,100	438,880
Federated National Holding Co.	21,565	423,968
Fidelity & Guaranty Life	16,845	442,013
Hallmark Financial Services, Inc.(a)	35,200	404,800
Heritage Insurance Holdings, Inc.	21,860	349,104
Maiden Holdings, Ltd.	30,475	394,346
Selective Insurance Group, Inc.	11,400	417,354
State National Cos., Inc.	43,320	545,832
		4,799,776
Internet (1.0%)
Perficient, Inc.(a)	25,170	546,693
Web.com Group, Inc.(a)	20,365	403,634
		950,327
Leisure Services (0.9%)
MCBC Holdings, Inc.(a)	32,710	460,557
Speedway Motorsports, Inc.	21,355	423,469
		884,026
Lodging (1.5%)
Isle of Capri Casinos, Inc.(a)	35,190	492,660
Marriott Vacations Worldwide Corp.	7,795	526,162
Monarch Casino & Resort, Inc.(a)	21,400	416,444
		1,435,266
Machinery - Diversified (0.8%)
Alamo Group, Inc.	7,470	416,154
Kadant, Inc.	9,050	408,698
		824,852
Media (0.8%)
Gannett Co., Inc.	28,165	426,418
Tribune Publishing Co.	47,130	363,844
		790,262
Metal Fabricate & Hardware (0.5%)
Encore Wire Corp.	11,730	456,649

Miscellaneous Manufacturing (2.4%)
Columbus McKinnon Corp.	27,110	427,254
Crane Co.	8,455	455,386
Federal Signal Corp.	35,790	474,575
Insteel Industries, Inc.	15,295	467,568
Lydall, Inc.(a)	14,670	477,069
		2,301,852

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	23

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2016

	Shares	Fair Value
Office Furnishings (1.8%)
Herman Miller, Inc.	14,235	$439,719
Interface, Inc.	21,925	406,489
Knoll, Inc.	20,595	445,882
Steelcase, Inc., Class A	29,080	433,874
		1,725,964
Oil & Gas (1.6%)
Delek US Holdings, Inc.	15,860	241,706
Memorial Resource Development Corp.(a)	42,435	431,988
Panhandle Oil and Gas, Inc., Class A	23,305	403,410
Parsley Energy, Inc., Class A(a)	19,665	444,429
		1,521,533
Oil & Gas Services (0.7%)
Gulf Island Fabrication, Inc.	34,235	268,745
Matrix Service Co.(a)	25,415	449,845
		718,590
Pharmaceuticals (1.8%)
Nutraceutical International Corp.(a)	17,190	418,577
Omega Protein Corp.(a)	26,625	451,027
PRA Health Sciences, Inc.(a)	9,425	403,013
Premier, Inc., Class A(a)	12,785	426,508
		1,699,125
Real Estate Investment Trusts (4.5%)
CBL & Associates Properties, Inc. REIT	18,700	222,530
Chatham Lodging Trust REIT	13,150	281,804
CoreSite Realty Corp. REIT	4,375	306,294
Corrections Corp. of America REIT	10,115	324,186
Cousins Properties, Inc. REIT	26,395	273,980
DiamondRock Hospitality Co. REIT	28,400	287,408
Investors Real Estate Trust REIT	37,375	271,343
LaSalle Hotel Properties REIT	10,290	260,440
Lexington Realty Trust REIT	29,625	254,775
National Storage Affiliates Trust REIT	17,395	368,774
RLJ Lodging Trust REIT	11,105	254,082
Ryman Hospitality Properties, Inc. REIT	4,800	247,104
Sabra Health Care REIT, Inc.	12,275	246,605
Summit Hotel Properties, Inc. REIT	20,770	248,617
Sunstone Hotel Investors, Inc. REIT	20,614	288,596
WP Glimcher, Inc. REIT	27,645	262,351
		4,398,889
Retail (3.7%)
Bloomin' Brands, Inc.	26,155	441,235
Bravo Brio Restaurant Group, Inc.(a)	41,100	318,525
Caleres, Inc.	15,070	426,330

The accompanying notes to financial statements are an intergral part of these financial statements.

24	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2016

	Shares	Fair Value
Retail (3.7%)(continued)
Express, Inc.(a)	23,925	$512,234
GNC Holdings, Inc., Class A	13,815	438,626
Movado Group, Inc.	17,380	478,472
Perry Ellis International, Inc.(a)	23,110	425,455
World Fuel Services Corp.	10,355	503,046
		3,543,923
Savings & Loans (2.2%)
Dime Community Bancshares, Inc.	25,455	448,517
Flagstar Bancorp, Inc.(a)	20,460	439,072
OceanFirst Financial Corp.	23,010	406,817
United Financial Bancorp, Inc.	32,960	414,966
WSFS Financial Corp.	13,845	450,239
		2,159,611
Semiconductors (2.7%)
Exar Corp.(a)	72,975	419,606
Microsemi Corp.(a)	11,760	450,526
Park Electrochemical Corp.	26,385	422,424
Photronics, Inc.(a)	42,835	445,912
QLogic Corp.(a)	32,795	440,765
Semtech Corp.(a)	20,085	441,669
		2,620,902
Software (2.3%)
ePlus, Inc.(a)	5,475	440,792
Lionbridge Technologies, Inc.(a)	78,230	395,844
MicroStrategy, Inc.(a)	2,455	441,213
Progress Software Corp.(a)	18,290	441,155
Synchronoss Technologies, Inc.(a)	14,790	478,308
		2,197,312
Technology (0.5%)
TeleTech Holdings, Inc.	16,815	466,784

Telecommunications (2.2%)
DHI Group, Inc.(a)	54,775	442,034
General Communication, Inc., Class A(a)	23,920	438,215
Inteliquent, Inc.	23,045	369,872
NETGEAR, Inc.(a)	10,760	434,381
Polycom, Inc.(a)	38,295	426,989
		2,111,491

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	25

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2016

	Shares	Fair Value
Transportation (3.3%)
Aaron's, Inc.	18,020	$452,302
ArcBest Corp.	19,430	419,494
Hub Group,Inc., Class A(a)	12,995	530,066
Malibu Boats, Inc., Class A(a)	28,015	459,446
Matson, Inc.	10,875	436,849
Roadrunner Transportation Systems, Inc.(a)	33,325	415,229
Universal Truckload Services, Inc.	30,110	495,912
		3,209,298
TOTAL COMMON STOCK (COST $90,106,089)		93,500,938

TOTAL INVESTMENTS (COST $90,106,089)	96.3%	$93,500,938
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	3.7%	3,601,238
NET ASSETS	100.0%	$97,102,176

(a)	Non-income producing security.
Common Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an intergral part of these financial statements.

26	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	March 31, 2016

	Shares	Fair Value
COMMON STOCK (93.7%)
Auto Manufacturers (3.0%)
Ford Motor Co.	9,990	$134,865
General Motors Co.	3,890	122,262
PACCAR, Inc.	2,430	132,897
		390,024
Auto Parts & Equipment (1.0%)
Johnson Controls, Inc.	3,300	128,601

Banks (11.4%)
Bank of America Corp.	8,895	120,260
BB&T Corp.	3,510	116,778
Capital One Financial Corp.	1,945	134,808
Citigroup, Inc.	2,885	120,449
Fifth Third Bancorp	7,435	124,090
JPMorgan Chase & Co.	2,210	130,876
KeyCorp	11,500	126,960
Regions Financial Corp.	16,325	128,151
State Street Corp.	2,110	123,477
SunTrust Banks, Inc.	3,465	125,017
The Goldman Sachs Group, Inc.	830	130,294
Wells Fargo & Co.	2,455	118,724
		1,499,884
Biotechnology (2.9%)
Amgen, Inc.	840	125,941
Biogen, Inc.(a)	475	123,652
Gilead Sciences, Inc.	1,420	130,441
		380,034
Building Materials (1.0%)
DR Horton, Inc.	4,340	131,198

Chemicals (3.9%)
Celanese Corp., Class A	1,965	128,708
Eastman Chemical Co.	1,915	138,320
LyondellBasell Industries NV, Class A	1,555	133,077
The Dow Chemical Co.	2,330	118,504
		518,609
Computers (4.1%)
Apple, Inc.	1,135	123,704
Cognizant Technology Solutions Corp., Class A(a)	2,080	130,416
NetApp, Inc.	5,455	148,867
Xerox Corp.	12,550	140,058
		543,045

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	27

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2016

	Shares	Fair Value
Diversified Financial Services (6.8%)
Alliance Data Systems Corp.(a)	615	$135,300
Ally Financial, Inc.(a)	6,560	122,803
American Express Co.	2,060	126,484
Ameriprise Financial, Inc.	1,425	133,964
Discover Financial Services	2,405	122,463
Morgan Stanley	4,755	118,923
The Western Union Co.	6,835	131,847
		891,784
Electric (2.4%)
Exelon Corp.	4,520	162,087
FirstEnergy Corp.	4,400	158,268
		320,355
Engineering & Construction (1.0%)
Fluor Corp.	2,490	133,713

Food (1.0%)
ConAgra Foods, Inc.	2,900	129,398

Forest Products & Paper (0.9%)
International Paper Co.	3,040	124,762

Hand & Machine Tools (1.0%)
Stanley Black & Decker, Inc.	1,240	130,461

Healthcare Services (5.4%)
Aetna, Inc.	1,325	148,864
HCA Holdings, Inc.(a)	1,910	149,075
Laboratory Corp. of America Holdings(a)	1,115	130,600
Quest Diagnostics, Inc.	2,040	145,758
Universal Health Services, Inc., Class B	1,050	130,956
		705,253
Household Products (1.2%)
Whirlpool Corp.	880	158,699

Insurance (6.8%)
Aflac, Inc.	2,170	137,014
Chubb, Ltd.	1,205	143,576
Lincoln National Corp.	3,015	118,188
MetLife, Inc.	2,855	125,449
Principal Financial Group, Inc.	3,090	121,900
Prudential Financial, Inc.	1,710	123,496
The Travelers Cos., Inc.	1,100	128,381
		898,004

The accompanying notes to financial statements are an intergral part of these financial statements.

28	www.cornercapfunds.com

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	March 31, 2016

	Shares	Fair Value
Leisure Time (1.9%)
Carnival Corp.	2,470	$130,342
Harley-Davidson, Inc.	2,370	121,652
		251,994
Lodging (0.9%)
Wyndham Worldwide Corp.	1,535	117,320

Media (1.1%)
Viacom, Inc., Class B	3,410	140,765

Miscellaneous Manufacturing (3.1%)
Eaton Corp. PLC	2,285	142,949
Pentair PLC	2,560	138,906
Textron, Inc.	3,460	126,152
		408,007
Oil & Gas (5.9%)
California Resources Corp.(a)	175	180
Chevron Corp.	1,385	132,129
Exxon Mobil Corp.	1,638	136,921
Marathon Petroleum Corp.	3,535	131,431
Occidental Petroleum Corp.	1,870	127,964
Tesoro Corp.	1,500	129,015
Valero Energy Corp.	1,820	116,735
		774,375
Packaging & Containers (1.1%)
Sealed Air Corp.	2,910	139,709

Pharmaceuticals (5.0%)
AbbVie, Inc.	2,325	132,804
Cardinal Health, Inc.	1,610	131,939
Express Scripts Holding Co.(a)	1,925	132,228
McKesson Corp.	845	132,876
Teva Pharmaceutical Industries, Ltd., ADR	2,460	131,635
		661,482
Retail (4.4%)
Bed Bath & Beyond, Inc.(a)	2,665	132,291
Michael Kors Holdings, Ltd.(a)	2,660	151,513
The Gap, Inc.	4,880	143,472
Wal-Mart Stores, Inc.	2,135	146,226
		573,502

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	29

Schedule of Investments
CornerCap Small-Cap Value Fund	March 31, 2016

	Shares	Fair Value
Semiconductors (2.0%)
Intel Corp.	3,975	$128,591
Lam Research Corp.	1,700	140,420
		269,011
Software (2.0%)
Citrix Systems, Inc.(a)	1,705	133,979
VMware, Inc., Class A(a)	2,500	130,775
		264,754
Telecommunications (9.3%)
AT&T, Inc.	3,790	148,454
CenturyLink, Inc.	4,920	157,243
Cisco Systems, Inc.	4,950	140,927
Comcast Corp., Class A	2,185	133,460
Discovery Communications, Inc., Class A(a)	4,345	124,397
Juniper Networks, Inc.	4,620	117,856
L-3 Communications Holdings, Inc.	1,035	122,648
The Walt Disney Co.	1,340	133,075
Verizon Communications, Inc.	2,805	151,695
		1,229,755
Transportation (3.2%)
Cummins, Inc.	1,435	157,764
FedEx Corp.	890	144,821
United Rentals, Inc.(a)	1,970	122,514
		425,099
TOTAL COMMON STOCK (COST $12,360,121)		12,339,597

SHORT-TERM INVESTMENTS (6.0%)
Federated Treasury Obligations Money Market Fund, 7 Day Yield, 0.162%	791,137	791,137

TOTAL SHORT-TERM INVESTMENTS (COST $791,137)		791,137
TOTAL INVESTMENTS (COST $13,151,258)	99.7%	$13,130,734
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.3%	39,534
NET ASSETS	100.0%	$13,170,268
(a)	Non-income producing security.
Common Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

The accompanying notes to financial statements are an intergral part of these financial statements.

30	www.cornercapfunds.com

Statement of Assets and Liabilities
March 31, 2016

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/ Mid-Cap Value Fund
ASSETS:
Investments, at value (Cost $25,695,776, $90,106,089 and $13,151,258, respectively)	$25,543,113	$93,500,938	$13,130,734
Cash	-	3,162,334	-
Receivable for fund shares subscribed	6,100	1,199,982	34,965
Receivable for investments sold	228	476,897	-
Dividends and interest receivable	91,857	118,741	13,277
Total assets	25,641,298	98,458,892	13,178,976

LIABILITIES:
Payable for investment securities purchased	-	1,218,104	-
Payable for fund shares redeemed	7,000	44,899	-
Advisory fee payable	12,929	64,577	4,526
Other expenses payable	6,394	29,136	4,182
Total liabilities	26,323	1,356,716	8,708
Net assets	$25,614,975	$97,102,176	$13,170,268

PRICING OF INVESTOR SHARES (NOTE 2):
Net Assets	$25,614,975	$76,053,362	$13,170,268
Shares Outstanding	2,017,031	5,431,210	1,219,906
Net asset value, offering and redemption price per share	$12.70	$14.00	$10.80

PRICING OF INSTITUTIONAL SHARES (NOTE 2):
Net Assets	$-	$21,048,814	$-
Shares Outstanding	-	1,501,333	-
Net asset value, offering and redemption price per share	$-	$14.02	$-

NET ASSETS CONSISTS OF:
Paid-in capital	$25,972,797	$94,616,844	$13,686,188
Undistributed net investment income	340,528	74,437	18,330
Accumulated net realized loss on investments	(545,687)	(983,954)	(513,726)
Net unrealized appreciation (depreciation) in value of investments	(152,663)	3,394,849	(20,524)
Net assets	$25,614,975	$97,102,176	$13,170,268

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	31

Statement Operations
For the Year Ended March 31, 2016

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $541, $0 and $427)	$379,848	$1,496,369	$258,675
Interest	309,656	-	-
Total investment income	689,504	1,496,369	258,675

EXPENSES:
Advisory fees	248,020	864,586	110,971
Operating expenses	76,533	417,326	53,818
Total expenses	324,553	1,281,912	164,789
Less fees waived/reimbursed by investment adviser	(43,934)	(126,454)	(27,621)
Net expenses	280,619	1,155,458	137,168
Net investment income	408,885	340,911	121,507

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(417,442)	469,607	(429,561)
Change in unrealized appreciation (depreciation) of investments	(806,985)	(3,510,866)	(334,283)
Net loss on investments	(1,224,427)	(3,041,259)	(763,844)
Net decrease in net assets resulting from operations	$(815,542)	$(2,700,348)	$(642,337)

The accompanying notes to financial statements are an intergral part of these financial statements.

32	www.cornercapfunds.com

Statements of Changes in Net Assets

	CornerCap Balanced Fund		CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2016	Year Ended March 31, 2015
OPERATIONS:
Net investment income	$408,885	$369,232	$340,911	$111,647	$121,507	$124,642
Net realized gain (loss) on investments	(417,442)	3,187,612	469,607	7,272,052	(429,561)	2,389,525
Change in unrealized appreciation (depreciation) of investments	(806,985)	(2,301,112)	(3,510,866)	(1,540,105)	(334,283)	(1,658,144)
Net increase (decrease) in net assets resulting from operations	(815,542)	1,255,732	(2,700,348)	5,843,594	(642,337)	856,023

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor shares	(171,092)	(366,495)	(276,496)	(78,979)	(120,933)	(114,458)
From net realized gain on investments
Investor shares	(2,255,355)	(2,348,112)	(5,883,804)	(7,714,238)	(1,697,888)	(875,657)
Total distributions	(2,426,447)	(2,714,607)	(6,160,300)	(7,793,217)	(1,818,821)	(990,115)

CAPITAL SHARE TRANSACTIONS:
Net increase from capital share transactions (see Note 3)	2,000,016	4,795,321	20,784,317	27,367,188	4,017,928	895,024
Redemption fees	-	-	1,198	-	394	116
Net increase from capital share transactions	2,000,016	4,795,321	20,785,515	27,367,188	4,018,322	895,140
Total increase (decrease) in net assets	(1,241,973)	3,336,446	11,924,867	25,417,565	1,557,164	761,048

NET ASSETS:
Beginning of year	26,856,948	23,520,502	85,177,309	59,759,744	11,613,104	10,852,056
End of year*	$25,614,975	$26,856,948	$97,102,176	$85,177,309	$13,170,268	$11,613,104

* Including undistributed net investment income/(loss) of:	$340,528	$102,753	$74,437	$54,964	$18,330	$42,845

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	33

Financial Highlights
CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2016	Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013	Year Ended March 31, 2012
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$14.62	$15.51	$14.03		$13.51	$13.65
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22 (a)	0.22 (a)	0.23	(a)	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.75)	0.59	2.09		0.78	(0.07)
Total Income/(Loss) from Investment Operations	(0.53)	0.81	2.32		1.02	0.17

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.09)	(0.23)	(0.22)		(0.24)	(0.31)
Distributions from net realized gain on investments	(1.30)	(1.47)	(0.62)		(0.26)	—
Total Dividends and Distributions to Shareholders	(1.39)	(1.70)	(0.84)		(0.50)	(0.31)
Paid-in Capital from Redemption Fees	0.00	0.00	0.00	(a)(b)	0.00 (b)	0.00 (b)
Net asset value, end of year	$12.70	$14.62	$15.51		$14.03	$13.51
Total Return	(3.32)%	5.12%	16.76%		7.85%	1.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$25,615	$26,857	$23,521		$19,290	$18,538

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.61%	1.45%	1.54%		1.82%	1.64%
Net expenses	1.10%	1.10%	1.10%		1.10%	1.20	%(c)
Gross expenses(d)	1.27%	1.30%	1.30%		1.30%	1.30%
Portfolio turnover rate	70%	87%	43%		40%	38%

(a)	Calculated based on average shares outstanding during each year.
(b)	Less than $0.005 per share.
(c)	Effective October 1, 2011, the Adviser agreed to limit expenses at 1.10%. Prior to October 1, 2011, no expense cap was in place.
(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.
The accompanying notes to financial statements are an intergral part of these financial statements.

34	www.cornercapfunds.com

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2016		Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013	Year Ended March 31, 2012
INVESTOR SHARES
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$15.55		$16.25	$13.74		$12.98	$13.51
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05 (a)		0.03 (a)	0.00	(a)(b)	0.10	0.03
Net realized and unrealized gain (loss) on investments	(0.60)		1.21	4.51		1.46	(0.56)
Total Income/(Loss) from Investment Operations	(0.55)		1.24	4.51		1.56	(0.53)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.04)		(0.02)	—		(0.13)	—
Distributions from net realized gain on investments	(0.96)		(1.92)	(2.00)		(0.67)	—
Total Dividends and Distributions to Shareholders	(1.00)		(1.94)	(2.00)		(0.80)	—
Paid-in Capital from Redemption Fees	0.00	(a)(b)	0.00	0.00	(a)(b)	0.00 (b)	0.00 (b)
Net asset value, end of year	$14.00		$15.55	$16.25		$13.74	$12.98
Total Return	(3.29)%		8.21%	33.09%		12.70%	(3.92)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$76,053		$85,177	$59,760		$36,600	$22,922

RATIOS TO AVERAGE NET ASSETS:
Net investment income (loss)	0.38%		0.17%	0.02%		0.74%	0.30%
Net expenses	1.30%		1.30%	1.30%		1.30%	1.40	%(c)
Gross expenses(d)	1.45%		1.50%	1.50%		1.50%	1.50%
Portfolio turnover rate	144%		112%	109%		131%	56%

(a)				Calculated based on average shares outstanding during each year.
(b)				Less than $0.005 per share.
(c)				Effective October 1, 2011, the Adviser agreed to limit expenses at 1.30%. Prior to October 1, 2011, no expense cap was in place.
(d)				Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	35

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the period indicated:	December 29, 2015(a) through March 31, 2016
INSTITUTIONAL SHARES
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized loss on investments	(0.05)
Total Income/(Loss) from Investment Operations	(0.01)
Net asset value, end of period	$14.02
Total Return	(0.07	)%(c)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$21,049

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.33	%(d)
Net expenses	1.00	%(d)
Gross expenses	1.00	%(d)
Portfolio turnover rate	144	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes to financial statements are an intergral part of these financial statements.

36	www.cornercapfunds.com

Financial Highlights
CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the years indicated:	Year Ended March 31, 2016		Year Ended March 31, 2015		Year Ended March 31, 2014		Year Ended March 31, 2013	Year Ended March 31, 2012
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$13.75		$13.87		$10.88		$10.07	$10.41
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13 (a)		0.15	(a)	0.12	(a)	0.10	0.08
Net realized and unrealized gain (loss) on investments	(1.07)		0.91		2.97		0.81	(0.34	)(b)
Total Income/(Loss) from Investment Operations	(0.94)		1.06		3.09		0.91	(0.26)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(0.11)		(0.14)		(0.10)		(0.10)	(0.08)
Distributions from net realized gain on investments	(1.90)		(1.04)		—		—	—
Total Dividends and Distributions to Shareholders	(2.01)		(1.18)		(0.10)		(0.10)	(0.08)
Paid-in Capital from Redemption Fees	0.00	(a)(c)	0.00	(a)(c)	0.00	(a)(c)	0.00 (c)	0.00	(c)
Net asset value, end of year	$10.80		$13.75		$13.87		$10.88	$10.07
Total Return	(6.29)%		7.46%		28.42%		9.16%	(2.42)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)	$13,170		$11,613		$10,852		$8,163	$5,560

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.07%		1.03%		0.98%		1.20%	0.98%
Net expenses	1.20%		1.20%		1.20%		1.20%	1.25	%(d)
Gross expenses(e)	1.44%		1.50%		1.50%		1.50%	1.50%
Portfolio turnover rate	97%		125%		60%		43%	35%

(a)							Calculated based on average shares outstanding during each year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)							Less than $0.005 per share.
(d)							Effective October 1, 2011, the Adviser agreed to limit expenses at 1.20%. Prior to October 1, 2011, the expense cap in place was 1.30%.
(e)							Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an intergral part of these financial statements.
Annual Report March 31, 2016	37

Notes to Financial Statements
March 31, 2016

1. ORGANIZATION

The CornerCap Group of Funds (the "Funds") was organized on January 6, 1986 as a Massachusetts Business Trust (the "Trust") and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. CornerCap Balanced Fund and CornerCap Large/Mid-Cap Value Fund currently offer Investor Shares and CornerCap Small-Cap Value Fund currently offers Investor Shares and Institutional Shares.
The investment objective of the CornerCap Balanced Fund and CornerCap Small‐Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid‐Cap Value Fund's investment objective is to obtain capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies". The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), open‐end funds, closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the mean of the quoted bid and asked prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company's net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds' understanding of the applicable country's tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

38	www.cornercapfunds.com

Notes to Financial Statements
March 31, 2016
Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies ("RICs") under the provisions of Subchapter M of the Internal Revenue Code of 1986 ("Code"), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the year ended March 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years of 2013-2015 and as of and during the year ended March 31, 2016, have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
CornerCap Small-Cap Value Fund's class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.
Various inputs are used in determining the value of each Fund's investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Significant unobservable prices or inputs (including each Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
Annual Report March 31, 2016	39

Notes to Financial Statements
March 31, 2016

The following is a summary of the inputs used to value the Funds' investments as of March 31, 2016:

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,436,491	$-	$-	$15,436,491
Exchange Traded Funds	1,004,960	-	-	1,004,960
Government Bond	-	531,266	-	531,266
Corporate Bonds	-	6,720,591	-	6,720,591
Municipal Bonds	-	308,871	-	308,871
Short-Term Investments	1,540,934	-	-	1,540,934
Total	$17,982,385	$7,560,728	$-	$25,543,113

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$93,500,938	$-	$-	$93,500,938
Total	$93,500,938	$-	$-	$93,500,938

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,339,597	$-	$-	$12,339,597
Short-Term Investments	791,137	-		791,137
Total	$13,130,734	$-	$-	$13,130,734

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the year ended March 31, 2016.
For the year ended March 31, 2016, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the year.
3. SHARES OF BENEFICIAL INTEREST

On March 31, 2016, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee calculated as a percentage of the amount redeemed. This is applicable to all redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the year are disclosed on the Statements of Changes in Net Assets.
40	www.cornercapfunds.com

Notes to Financial Statements
March 31, 2016

Transactions in shares of beneficial interest were as follows:
CornerCap Balanced Fund:
	Year Ended March 31, 2016		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	416,972	$5,601,666	363,579	$5,540,649
Shares Issued in Reinvestment of Dividends	195,814	2,424,124	183,973	2,711,768
Total	612,786	8,025,790	547,552	8,252,417
Less Shares Redeemed	(432,785)	(6,025,774)	(226,634)	(3,457,096)
Net increase	180,001	$2,000,016	320,918	$4,795,321

CornerCap Small-Cap Value Fund

	Year Ended March 31, 2016		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold
Investor Shares	1,221,462	$18,051,246	1,598,514	$24,616,043
Institutional Shares	1,501,333	20,715,586	-	-
Shares Issued in Reinvestment of Dividends
Investor Shares	453,244	6,159,575	523,914	7,780,119
Total	3,176,039	44,926,407	2,122,428	32,396,162
Less Shares Redeemed
Investor Shares	(1,720,670)	(24,142,090)	(321,780)	(5,028,974)
Net increase	1,455,369	$20,784,317	1,800,648	$27,367,188

CornerCap Large/Mid-Cap Value Fund

	Year Ended March 31, 2016		Year Ended March 31, 2015
	Shares	Amount	Shares	Amount
Shares Sold	367,122	$4,310,268	197,580	$2,776,016
Shares Issued in Reinvestment of Dividends	172,503	1,818,821	70,614	987,891
Total	539,625	6,129,089	268,194	3,763,907
Less Shares Redeemed	(164,018)	(2,111,161)	(206,515)	(2,868,883)
Net increase	375,607	$4,017,928	61,679	$895,024

Annual Report March 31, 2016	41

Notes to Financial Statements
March 31, 2016

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.
The tax character of distributions paid for the years ended March 31, 2016 and March 31, 2015 were as follows:
CornerCap Balanced Fund
Distributions Paid From:	2016	2015

Ordinary Income	$418,583	$1,168,009
Long-term capital gains	2,007,864	1,546,598
Total	$2,426,447	$2,714,607

CornerCap Small-Cap Value Fund
Distributions Paid From:	2016	2015

Ordinary Income	$1,928,842	$3,289,628
Long-term capital gains	4,231,458	4,503,589
Total	$6,160,300	$7,793,217

CornerCap Large/Mid-Cap Value Fund
Distributions Paid From:	2016	2015

Ordinary Income	$369,619	$389,070
Long-term capital gains	1,449,202	601,045
Total	$1,818,821	$990,115

For the year ended March 31, 2016, each Fund recorded the following reclassifications to the accounts listed below. The reclassifications were primarily as a result of dividend reclassifications and real estate investment trust reclassifications.

Increase/(Decrease) Undistributed Net Investment Income (Loss)	Increase/(Decrease) Accumulated Net Realized Gain

CornerCap Balanced Fund	$(18)	$18
CornerCap Small-Cap Value Fund	(44,942)	44,942
CornerCap Large/Mid-Cap Value Fund	(25,089)	25,089

42	www.cornercapfunds.com

Notes to Financial Statements
March 31, 2016
As of March 31, 2016, the components of distributable earnings on a tax basis were as follows:
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Undistributed ordinary income	$340,528	$74,437	$18,330
Capital and other losses	(545,687)	(988,430)	(462,087)
Net unrealized appreciation (depreciation) on investments	(152,663)	3,399,325	(72,163)
Total	$(357,822)	$2,485,332	$(515,920)

The difference between components of distributable earnings on a tax bsis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and real estate investment trust investments.

As of March 31, 2016, the Funds had no capital loss carryforwards to reduce the Funds' taxable income arising from future net realized gains on investments.

For tax purposes, the current year post-October loss deferral was $545,687, $988,430 and $462,087 (realized during the period November 1, 2015 through March 31, 2016) for CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap Large/Mid-Cap Value Fund, respectively. These losses will be recognized for tax purposes on the first business day of each Fund's next fiscal year, April 1, 2016.
The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2016, were as follows:
	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$1,196,330	$8,639,157	$831,075
Gross unrealized depreciation (excess of tax cost over value)	(1,348,993)	(5,239,832)	(903,238)
Net unrealized appreciation (depreciation)	$(152,663)	$3,399,325	$(72,163)
Cost of investments for income tax purposes	$25,695,776	$90,101,613	$13,202,897

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the "Adviser"), pursuant to which the Adviser receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 0.90% of the average daily net assets. Prior to December 15, 2015, the Advisory Fee was 1.00% of the average daily net assets of each Fund. Under the terms of each Advisory Agreement, the Adviser manages the Funds' investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
In addition, each Fund and the Adviser have an Operating Services Agreement whereby the Adviser receives an Operating Services Fee,

Annual Report March 31, 2016	43

Notes to Financial Statements
March 31, 2016
computed daily and payable monthly, at an annual rate of 0.30%, 0.40%, 0.10% and 0.40% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund – Investor Shares, CornerCap Small-Cap Value Fund – Institutional Shares and CornerCap Large/Mid‐Cap Value Fund, respectively. Prior to December 15, 2015, the Operating Services Fee was at an annual rate of 0.50% of the average daily nets assets for CornerCap Small-Cap Value Fund – Investor Shares and CornerCap Large/Mid-Cap Value Fund. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.
The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund's "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:
Fund	Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund	1.10%
CornerCap Small-Cap Value Fund – Investor Shares	1.30%
CornerCap Large/Mid-Cap Value Fund	1.20%

The contractual agreements cannot be terminated prior to January 1, 2017, without the Board of Trustees' approval.
B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements: 1) Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") provides fund accounting, fund administration services and transfer agency services to each Fund. Pursuant to an Atlantic services agreement, the Adviser pays Atlantic customary fees for its services from the Operating Services Fee it receives from the Funds. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services; 2) Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser or Atlantic or their affiliates. In addition, the Adviser pays all other operating expenses outlined in the Operating Services Agreement.
Certain officers and directors of the Funds are also officers and directors of the Adviser.
6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the year ended March 31, 2016, excluding U.S. Government and Agency securities and short-term investments, were as follows:

	Purchases	Sales
CornerCap Balanced Fund	$17,410,312	$17,875,432
CornerCap Small-Cap Value Fund	140,190,843	125,330,490
CornerCap Large/Mid-Cap Value Fund	12,446,566	10,846,441

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2016, Charles Schwab & Co. held approximately 53.50%, 79.60% and 69.90% of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund, and CornerCap Large/Mid‐Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).
44	www.cornercapfunds.com

Notes to Financial Statements
March 31, 2016

8. INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
9. SUBSEQUENT EVENTS

Effective April 1, 2016, the expense cap for the Balanced Fund was reduced from 1.10% to 1.00% and the expense cap for the Large/Mid-Cap Value Fund was reduced from 1.20% to 1.00%.

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and, except as set forth above, there are no material subsequent events requiring financial statement disclosure.

Annual Report March 31, 2016	45

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
CornerCap Group of Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CornerCap Group of Funds, comprising CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and CornerCap Large/Mid-Cap Value Fund (the "Funds") as of March 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting CornerCap Group of Funds as of March 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
May 16, 2016

46	www.cornercapfunds.com

Additional Information (Unaudited)
March 31, 2016

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 and on the SEC's website at http://www.sec.gov.
2.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Funds' Form N‐Q is available on the SEC website at http://www.sec.gov. The Funds' Form N‐Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330. If any of the Funds make the information on Form N‐Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll‐free at (888) 813‐8637.
3.  COMPENSATION OF TRUSTEES

No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds or Adviser for serving as an officer or Trustee of the Funds. Each Independent Trustee receives $3,000 for each Trustees meeting attended in‐person and $2,000 for each Trustees meeting attended by telephone. Members of the Audit Committee are paid $1,000 per Audit Committee meeting, and the Audit Committee Chairman is paid $2,000 per Audit Committee meeting. The Audit Committee will normally meet twice a year. Independent Trustee and Audit Committee compensation is paid by the Adviser.
4. TAX DESIGNATIONS

Of the ordinary income (including short‐term capital gain) distributions made by the Funds during the year ended December 31, 2015, the percentages qualifying for the dividend received deduction available to corporate shareholders are as follows:
Fund Name	Percentage
CornerCap Balanced Fund	80.46%
CornerCap Small-Cap Value Fund	60.09%
CornerCap Large/Mid-Cap Value Fund	65.70%

For the year ended December 31, 2015, the following percentages of total ordinary dividends paid by the Funds are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information should have already been reported in conjunction with the reporting of your distributions on Form 1099‐DIV. The percentages were as follows:
Fund	Percentage
CornerCap Balanced Fund	82.90%
CornerCap Small-Cap Value Fund	60.31%
CornerCap Large/Mid-Cap Value Fund	67.64%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund and CornerCap Large/Mid-Cap Value Fund designated $2,007,864, $4,231,458, and $1,449,202, respectively, as long‐term capital gain dividends.

Annual Report March 31, 2016	47

Additional Information (Unaudited)
March 31, 2016

5. TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds' Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be "interested persons" of the trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), are referred to as "Independent Trustees." Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as "Interested Trustees". The Funds' Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.
INTERESTED TRUSTEES
Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Thomas E. Quinn The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1945	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel; President, Church Investment Group (non-profit) 2013-present.	None

INDEPENDENT TRUSTEES
Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard L. Boger Born: 1946	Trustee since 1992	3
President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company), (1991-present); Managing Trustee, Boger-Owen FNON (2012-present); Business Manager, Owen Holdings, LLLP (2003-2013); Heathland Holdings, LLLP (2004-present); and General Partner, Shawnee Meadow Holdings, LLLP (2004-present) (real estate and related companies).
				Director, Gray Television, Inc., since 1991.
Laurin M. McSwain Born: 1951	Trustee since 1994	3	Attorney, Letkoff, Duncan, Grimes, McSwain & Hass, (2003-present).	None
Leslie W. Gates Born: 1955	Trustee since 2006	3	Retired, 2005. Partner, Williams Benater & Libby, LLP (CPA Firm) (1989-2004).	None
G. Harry Durity Born: 1946	Trustee - 1992-2004, since 2010	3	Director, Overland Solutions, Inc. (Private Compnay) since January 2009; Senior Advisor, Consultant, New Mountain Capital, LLC since May 2005.	Director, National Medical Health Card; Director, WebSite Pros, Inc.; Director, Alexander Mann Solutions (Private Company).
*All Independent Trustees can be contacted via the Funds at:
Three Canal Plaza, Suite 600, Portland, ME 04101.

48	www.cornercapfunds.com

Additional Information (Unaudited)
March 31, 2016

OFFICERS
Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard T Bean The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1962	Vice President of the Funds since 1996	N/A	Vice President of the Funds and Portfolio Manager, CornerCap Investment Counsel.	N/A
John A. Hackney The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1966	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	N/A
Gene A. Hoots The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1939	Vice President of the Funds since 1992	N/A	Vice President of the Funds and Chairman Emeritus of CornerCap Investment Counsel.	N/A

Annual Report March 31, 2016	49

CORNERCAP
GROUP OF FUNDS

www.cornercapfunds.com

888-813-8637

Foreside Fund Services, LLC, distributor.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management and other information.

232-ANR-0316

ITEM 2. CODE OF ETHICS.
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. The registrant's Code of Ethics was filed as an Exhibit hereto under Item 12(a)(1) of this Form N-CSR on June 6, 2008. There have been no amendments to the Code of Ethics since it was last filed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that there is no "audit committee financial expert" serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant's operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were  $25,600  in 2015 and $26,500  in 2016.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2015 and $0 in 2016.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $5,250 in 2015 and $6,000 in 2016. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2015 and $0 in 2016.

(e) (1) Audit Committee Pre-Approval Policies and Procedures: The registrant's Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2015 and $0 in 2016. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  The registrant's Code of Ethics for Principal Executive and Senior Financial Officers that applies to the registrant's principal executive officer and principal financial officer and as described in Item 2 hereof is incorporated by reference to Exhibit 99.12(a)(1) to the registrant's Form N-CSR for its fiscal year ended March 31, 2008, filed electronically with the Securities and Exchange Commission on June 6, 2008.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant CornerCap Group of Funds

By           /s/ Thomas E. Quinn
Thomas E. Quinn
President

Date May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date May 16, 2016